Pensions and Post-Employment Benefits - Schedule Actuarial Results Related to Pension and Other Post Retirement Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Recorded in operating costs and expenses
Service cost	$ 11	$ 11	$ 10
Settlements, curtailments and other changes	(5)	0	(10)
Total defined benefit expense	6	11	0
Recorded in other financial expenses
Net interest cost	39	40	44
Recorded in other comprehensive income
Actuarial results for the period	12	(74)	45
Total (loss) / gain recognized during the period	57	(23)	89
Pension defined benefit plans [member]
Recorded in operating costs and expenses
Service cost	7	7	6
Settlements, curtailments and other changes	(2)	0	(9)
Total defined benefit expense	5	7	(3)
Recorded in other financial expenses
Net interest cost	30	32	36
Recorded in other comprehensive income
Actuarial results for the period	3	(75)	46
Total (loss) / gain recognized during the period	38	(36)	79
Other Benefits Plans [Member]
Recorded in operating costs and expenses
Service cost	4	4	4
Settlements, curtailments and other changes	(3)	0	(1)
Total defined benefit expense	1	4	3
Recorded in other financial expenses
Net interest cost	9	8	8
Recorded in other comprehensive income
Actuarial results for the period	9	1	(1)
Total (loss) / gain recognized during the period	$ 19	$ 13	$ 10